Other Liabilities - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about consolidated structured entities [line items]
Increase in contingent liability	$ 48	$ 96
Interest expense on borrowings	167	52
Borrowed funds
Disclosure of information about consolidated structured entities [line items]
Interest expense on borrowings	$ 14	$ 15